Pacer Trendpilot® International ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Australia - 5.3%
ANZ Group Holdings Ltd.	23,211	$ 609,363
Aristocrat Leisure Ltd.	4,740	213,760
BHP Group Ltd.	39,227	1,664,683
Brambles Ltd.	10,471	144,338
Cochlear Ltd.	500	42,198
Coles Group Ltd.	10,311	174,781
Commonwealth Bank of Australia	12,919	1,613,830
Computershare Ltd.	4,158	119,781
CSL Ltd.	3,683	318,915
Fortescue Ltd.	12,776	166,402
Insurance Australia Group Ltd.	18,173	108,565
Macquarie Group Ltd.	2,724	485,109
National Australia Bank Ltd.	23,681	688,688
Northern Star Resources Ltd.	10,995	153,959
Origin Energy Ltd.	13,236	100,213
Pro Medicus Ltd.	427	48,737
QBE Insurance Group Ltd.	11,602	201,890
REA Group Ltd.	389	43,990
Rio Tinto Ltd.	2,854	342,542
Santos Ltd.	24,952	137,651
Sigma Healthcare Ltd.	44,342	91,732
Suncorp Group Ltd.	8,320	112,345
Telstra Group Ltd.	30,446	107,545
Transurban Group	23,929	249,366
Wesfarmers Ltd.	8,742	549,681
Westpac Banking Corp.	26,338	701,835
WiseTech Global Ltd.	1,627	41,558
Woodside Energy Group Ltd.	14,605	338,621
Woolworths Group Ltd.	9,388	262,715
		9,834,793

Austria - 0.3%
Erste Group Bank AG	2,462	320,245
OMV AG	1,106	80,541
Raiffeisen Bank International AG	989	67,744
Strabag SE	128	12,369
Verbund AG - Class A	642	44,086
		524,985

Belgium - 0.9%
Anheuser-Busch InBev SA	7,631	661,736
Argenx SE (a)	475	408,071
KBC Groep NV	1,926	276,844
UCB SA	923	237,245
		1,583,896

Canada - 10.1%
Agnico Eagle Mines Ltd.	3,896	565,620
Alimentation Couche-Tard, Inc.	5,683	368,948
Bank of Montreal	5,402	969,034
Bank of Nova Scotia	9,415	825,882
Barrick Mining Corp.	12,902	473,523

BCE, Inc.	2,367	51,347
Brookfield Corp.	16,365	695,529
Cameco Corp.	3,354	289,451
Canadian Imperial Bank of Commerce	7,095	840,357
Canadian National Railway Co.	4,139	526,288
Canadian Natural Resources Ltd.	16,103	767,099
Canadian Pacific Kansas City Ltd.	6,857	609,076
Cenovus Energy, Inc.	10,377	312,898
Constellation Software, Inc.	153	327,751
Dollarama, Inc.	2,065	281,309
Enbridge, Inc.	16,815	914,968
Fairfax Financial Holdings Ltd.	152	254,542
Franco-Nevada Corp.	1,489	316,781
Great-West Lifeco, Inc.	2,039	135,182
Imperial Oil Ltd.	1,161	150,524
Intact Financial Corp.	1,340	263,106
Loblaw Cos. Ltd.	4,282	201,019
Manulife Financial Corp.	12,733	565,507
National Bank of Canada	2,949	477,002
Nutrien Ltd.	3,647	251,727
Royal Bank of Canada	10,763	2,252,717
Shopify, Inc. - Class A (a)	9,375	1,097,969
Sun Life Financial, Inc.	4,206	348,967
Suncor Energy, Inc.	9,085	610,095
TC Energy Corp.	7,980	537,370
TELUS Corp.	3,925	37,462
Thomson Reuters Corp.	1,014	99,472
Toronto-Dominion Bank	12,902	1,546,565
Waste Connections, Inc.	1,966	329,347
Wheaton Precious Metals Corp.	3,497	380,371
		18,674,805

China - 0.0% (b)
Minimax Group, Inc. (a)	125	3,676
Z AI Co. Ltd. (a)	485	61,070
		64,746

Denmark - 1.2%
AP Moller - Maersk AS - Class A	21	54,752
AP Moller - Maersk AS - Class B	35	93,979
Coloplast AS - Class B	921	61,012
Danske Bank AS	5,070	291,904
DSV AS	1,519	329,367
Novo Nordisk AS	24,546	1,160,652
Novonesis Novozymes B	2,648	172,394
		2,164,060

Finland - 0.9%
Amer Sports, Inc. (a)	1,195	42,435
Fortum Oyj	3,381	76,904
Kone Oyj - Class B	3,000	173,318
Nokia OYJ	41,564	381,423
Nordea Bank Abp	26,111	527,309
Sampo Oyj - Class A	19,293	214,112
UPM-Kymmene Oyj	4,056	110,007
Wartsila OYJ Abp	3,729	126,165
		1,651,673

France - 6.6%
Air Liquide SA	4,881	960,902
AXA SA	12,637	654,882
BNP Paribas SA	7,654	967,882
Christian Dior SE	29	14,500
Cie de Saint-Gobain SA	3,510	328,985
Credit Agricole SA	8,601	191,174
Danone SA	4,985	388,136
Dassault Systemes SE	5,065	117,106
Engie SA	14,292	446,795
EssilorLuxottica SA	2,230	421,859
Hermes International SCA	268	473,301
L'Oreal SA	1,772	790,686
LVMH Moet Hennessy Louis Vuitton SE	1,955	1,071,182
Safran SA	2,609	1,018,099
Sanofi SA	8,198	704,004
Schneider Electric SE	4,188	1,398,592
Thales SA	702	199,059
TotalEnergies SE	16,165	1,424,520
Vinci SA	3,863	545,913
		12,117,577

Germany - 6.3%
Allianz SE	2,937	1,464,791
BASF SE	6,873	399,450
Bayerische Motoren Werke AG	2,409	164,732
Commerzbank AG	7,660	332,744
Daimler AG	5,449	293,629
Deutsche Bank AG	14,593	536,390
Deutsche Boerse AG	1,425	431,021
Deutsche Post AG	7,088	472,103
Deutsche Telekom AG	26,173	807,654
E.ON SE	17,128	369,643
Hannover Rueck SE	466	134,664
Infineon Technologies AG	10,081	716,908
Merck KGaA	974	160,782
Muenchener Rueckversicherungs-Gesellschaft AG	973	585,916
Rheinmetall AG	357	469,309
SAP SE	7,852	1,427,719
Siemens AG	5,540	1,805,695
Siemens Energy AG	5,570	947,014
Siemens Healthineers AG (c)	2,255	95,849
Volkswagen AG	228	19,942
		11,635,955

Hong Kong - 1.7%
AIA Group Ltd.	80,093	809,366
BOC Hong Kong Holdings Ltd.	27,588	183,629
Budweiser Brewing Co. APAC Ltd. (c)	12,199	10,235
Chow Tai Fook Jewellery Group Ltd.	16,657	26,273
CK Asset Holdings Ltd.	15,040	91,747
CK Hutchison Holdings Ltd.	20,870	195,863
CK Infrastructure Holdings Ltd.	4,641	37,046
CLP Holdings Ltd.	12,214	121,635
Futu Holdings Ltd. - ADR	466	48,986
Galaxy Entertainment Group Ltd.	15,786	68,841
Henderson Land Development Co. Ltd.	10,402	37,669
Hong Kong & China Gas Co. Ltd.	83,050	74,447
Hong Kong Exchanges & Clearing Ltd.	9,177	478,135

Jardine Matheson Holdings Ltd.	1,593	105,791
MTR Corp. Ltd.	12,420	52,452
Power Assets Holdings Ltd.	10,469	78,827
Prudential PLC	19,305	290,363
Sun Hung Kai Properties Ltd.	11,790	185,215
Techtronic Industries Co. Ltd.	10,962	184,508
Zijin Gold International Co. Ltd.	1,438	21,673
		3,102,701

Ireland - 0.5%
AIB Group PLC	16,416	194,128
Experian PLC	6,924	260,357
James Hardie Industries PLC (a)	4,452	116,566
Kerry Group PLC - Class A	1,244	118,778
Kingspan Group PLC	1,169	108,179
Ryanair Holdings PLC	4,044	113,133
		911,141

Israel - 1.1%
Azrieli Group Ltd.	283	37,471
Bank Hapoalim BM	10,113	245,935
Bank Leumi Le-Israel BM	11,436	270,850
Bezeq The Israeli Telecommunication Corp. Ltd.	21,305	51,037
Camtek Ltd. (a)	219	30,530
Cellebrite DI Ltd. (a)(d)	916	13,511
Check Point Software Technologies Ltd. (a)	643	81,745
Elbit Systems Ltd.	207	166,724
Etoro Group Ltd. - Class A (a)	247	8,810
First International Bank Of Israel Ltd.	401	31,015
Global-e Online Ltd. (a)	836	32,863
Harel Insurance Investments & Financial Services Ltd.	858	49,321
ICL Group Ltd.	5,555	28,443
Israel Discount Bank Ltd. - Class A	9,402	98,311
Melisron Ltd.	186	24,451
Menora Mivtachim Holdings Ltd.	165	25,858
Mizrahi Tefahot Bank Ltd.	1,181	87,981
Monday.com Ltd. (a)	317	27,627
Nice Ltd. (a)	477	46,428
Nova Ltd. (a)	237	95,017
Phoenix Financial Ltd.	1,760	99,041
Teva Pharmaceutical Industries Ltd. - ADR (a)(d)	8,811	308,473
Tower Semiconductor Ltd. (a)	862	190,929
Wix.com Ltd. (a)(d)	429	23,608
		2,075,979

Italy - 2.6%
Banca Monte dei Paschi di Siena SpA	16,731	223,185
Bending Spoons SpA (a)	450	15,840
Enel SpA	59,515	672,503
Eni SpA	15,308	423,305
Ferrari NV	933	365,910
Generali	8,022	406,932
Intesa Sanpaolo SpA	118,447	893,143
Leonardo SpA	3,067	194,943
Poste Italiane SpA	3,512	106,147
Prysmian SpA	2,280	316,028
UniCredit SpA	11,615	1,093,071
		4,711,007

Japan - 21.3%
Advantest Corp.	5,637	1,151,457
Aeon Co. Ltd.	21,387	183,350
Aisin Corp.	4,316	60,316
Ajinomoto Co., Inc.	7,108	221,811
Asahi Group Holdings Ltd.	11,688	122,423
Asahi Kasei Corp.	10,496	113,632
Asics Corp.	5,644	168,641
Astellas Pharma, Inc.	13,902	192,403
Bandai Namco Holdings, Inc.	4,997	144,755
Bridgestone Corp.	9,000	224,286
Canon, Inc.	6,970	193,980
Capcom Co. Ltd.	2,621	65,301
Central Japan Railway Co.	7,439	186,460
Chugai Pharmaceutical Co. Ltd.	4,902	213,574
Daiichi Life Group, Inc.	28,431	342,823
Daiichi Sankyo Co. Ltd.	14,555	234,876
Daikin Industries Ltd.	2,254	330,014
Daiwa House Industry Co. Ltd.	4,665	137,160
Daiwa Securities Group, Inc.	10,731	121,875
Denso Corp.	14,986	185,318
Disco Corp.	726	266,846
East Japan Railway Co.	8,715	201,353
Eisai Co. Ltd.	2,242	68,033
ENEOS Holdings, Inc.	20,800	173,546
FANUC Corp.	7,100	318,397
Fast Retailing Co. Ltd.	1,617	794,653
FUJIFILM Holdings Corp.	9,558	226,597
Fujikura Ltd.	12,684	332,596
Fujitsu Ltd.	13,368	307,429
Hitachi Ltd.	34,920	1,155,989
Honda Motor Co. Ltd.	29,861	305,076
Hoya Corp.	2,580	400,123
IHI Corp.	8,319	147,839
Inpex Corp.	7,064	161,033
Isuzu Motors Ltd.	4,279	64,613
ITOCHU Corp.	54,324	687,650
Japan Exchange Group, Inc.	7,927	109,236
Japan Post Bank Co. Ltd.	13,737	268,601
Japan Post Holdings Co. Ltd.	12,476	186,781
Japan Tobacco, Inc.	8,452	379,027
Kajima Corp.	3,436	116,250
Kansai Electric Power Co., Inc.	7,883	120,917
Kao Corp.	7,164	147,148
Kawasaki Kisen Kaisha Ltd.	4,911	87,969
KDDI Corp.	21,557	395,764
Keyence Corp.	1,536	783,422
Kirin Holdings Co. Ltd.	6,251	116,019
Komatsu Ltd.	7,306	321,160
Konami Group Corp.	797	103,391
Kubota Corp.	7,784	134,320
Kyocera Corp.	10,795	250,428
Kyowa Kirin Co. Ltd.	1,818	29,189
Lasertec Corp.	616	146,774
LY Corp.	19,035	53,454
Marubeni Corp.	12,761	417,146
Mitsubishi Corp.	28,422	853,169
Mitsubishi Electric Corp.	16,277	604,818

Mitsubishi Estate Co. Ltd.	9,610	235,139
Mitsubishi HC Capital, Inc.	7,439	68,871
Mitsubishi Heavy Industries Ltd.	26,044	616,132
Mitsubishi UFJ Financial Group, Inc.	91,386	2,051,095
Mitsui & Co. Ltd.	22,117	686,287
Mitsui Fudosan Co. Ltd.	21,376	209,588
Mitsui OSK Lines Ltd.	2,791	103,392
Mizuho Financial Group, Inc.	18,712	960,503
MS&AD Insurance Group Holdings, Inc.	9,249	286,239
Murata Manufacturing Co. Ltd.	14,178	660,847
NEC Corp.	10,484	312,336
Nexon Co. Ltd.	3,107	48,839
NIDEC CORP (a)	8,065	131,337
Nintendo Co. Ltd.	8,818	425,590
Nippon Paint Holdings Co. Ltd.	8,201	62,369
Nippon Steel Corp.	41,284	168,556
Nippon Yusen KK	3,336	128,110
Nitori Holdings Co. Ltd.	3,342	53,321
Nitto Denko Corp.	5,214	108,963
Nomura Holdings, Inc.	22,602	215,927
Nomura Research Institute Ltd.	3,334	98,194
NTT, Inc.	229,558	219,884
Obayashi Corp.	5,053	100,485
Obic Co. Ltd.	2,526	71,840
Olympus Corp.	8,753	100,125
Oracle Corp. Japan	259	14,459
Oriental Land Co. Ltd.	9,270	184,520
ORIX Corp.	8,610	346,878
Osaka Gas Co. Ltd.	3,059	106,033
Otsuka Holdings Co. Ltd.	3,965	276,619
Pan Pacific International Holdings Corp.	20,503	116,262
Panasonic Holdings Corp.	18,858	507,763
Rakuten Group, Inc. (a)	11,657	61,075
Recruit Holdings Co. Ltd.	11,279	889,673
Renesas Electronics Corp.	14,373	310,938
Resona Holdings, Inc.	17,725	244,143
Ryohin Keikaku Co. Ltd.	4,315	113,282
Sanrio Co. Ltd.	8,145	65,143
SBI Holdings, Inc.	4,161	79,451
Secom Co. Ltd.	3,157	136,554
Sekisui House Ltd.	5,100	111,805
Seven & i Holdings Co. Ltd.	18,408	244,005
Shimano, Inc.	614	77,664
Shin-Etsu Chemical Co. Ltd.	15,285	557,198
Shionogi & Co. Ltd.	6,153	112,479
SMC Corp.	459	203,327
SoftBank Corp.	220,825	310,061
SoftBank Group Corp.	29,917	989,054
Sompo Holdings, Inc.	7,180	320,991
Sony Group Corp.	47,356	1,127,162
Subaru Corp.	4,451	75,967
Sumitomo Corp.	37,228	390,753
Sumitomo Electric Industries Ltd.	24,404	334,988
Sumitomo Mitsui Financial Group, Inc.	29,401	1,259,158
Sumitomo Mitsui Trust Group, Inc.	21,680	225,378
Sumitomo Realty & Development Co. Ltd.	7,196	162,956
Suntory Beverage & Food Ltd.	976	28,218
Suzuki Motor Corp.	15,096	197,921
T&D Holdings, Inc.	3,890	124,398
Taiyo Nippon Sanso Corp.	1,631	59,262

Takeda Pharmaceutical Co. Ltd.	12,223	423,528
TDK Corp.	14,934	282,339
Terumo Corp.	11,377	166,180
Tokio Marine Holdings, Inc.	14,930	761,397
Tokyo Electron Ltd.	3,602	1,256,472
Tokyo Gas Co. Ltd.	2,207	86,266
Toyota Motor Corp.	91,451	1,762,862
Toyota Tsusho Corp.	5,470	231,101
Unicharm Corp.	9,875	62,469
		39,353,332

Macao - 0.0% (b)
Sands China Ltd.	16,773	31,483

Netherlands - 4.6%
Adyen NV (a)(c)	240	242,687
Airbus Group SE	4,760	1,109,874
ASML Holding NV	2,990	4,945,004
Ferrovial SE	3,757	245,819
Heineken NV	2,125	192,458
ING Groep NV	21,139	742,019
Koninklijke Ahold Delhaize NV	6,894	273,156
Prosus NV	10,259	472,793
Stellantis NV (a)	15,577	89,130
Universal Music Group NV	8,033	133,715
Wolters Kluwer NV	1,790	140,114
		8,586,769

New Zealand - 0.2%
Auckland International Airport Ltd.	13,022	66,811
Fisher & Paykel Healthcare Corp. Ltd.	4,512	108,145
Infratil Ltd.	7,663	66,715
Mercury NZ Ltd.	5,337	21,063
Meridian Energy Ltd.	9,936	33,361
Xero Ltd. (a)	1,274	62,752
		358,847

Norway - 0.6%
Aker BP ASA	2,332	82,306
DNB Bank ASA	6,473	208,311
Equinor ASA	6,485	264,395
Gjensidige Forsikring ASA	1,462	43,532
Kongsberg Gruppen ASA	3,382	105,698
Mowi ASA	3,445	73,644
Norsk Hydro ASA	10,033	91,739
Orkla ASA	5,782	64,302
Telenor ASA	4,837	68,287
Var Energi ASA	7,102	35,370
Vend Marketplaces ASA	1,430	36,061
Yara International ASA	1,254	59,104
		1,132,749

Portugal - 0.1%
EDP SA	23,144	119,297
Galp Energia SGPS SA	3,206	72,794
Jeronimo Martins SGPS SA	2,128	42,600
		234,691

Singapore - 1.5%
DBS Group Holdings Ltd.	15,468	892,776
Grab Holdings Ltd. - Class A (a)	21,932	76,762
Oversea-Chinese Banking Corp. Ltd.	29,464	669,255
Sea Ltd. - ADR (a)	2,953	315,203
Singapore Airlines Ltd.	11,068	66,454
Singapore Technologies Engineering Ltd.	11,756	92,402
Singapore Telecommunications Ltd.	54,550	188,859
United Overseas Bank Ltd.	11,029	373,238
Wilmar International Ltd.	20,172	61,816
		2,736,765

South Korea - 9.0%
Alteogen, Inc.	330	71,407
Celltrion, Inc.	1,269	166,180
Doosan Enerbility Co. Ltd. (a)	3,432	161,526
Ecopro BM Co. Ltd.	406	29,474
Hana Financial Group, Inc.	2,140	188,228
Hanwha Aerospace Co. Ltd.	256	164,657
Hanwha Ocean Co. Ltd. (a)	1,013	60,537
HD Hyundai Electric Co. Ltd.	177	84,918
HD Hyundai Heavy Industries Co. Ltd.	252	85,019
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	354	95,471
HMM Co. Ltd.	2,395	35,193
Hyundai Mobis Co. Ltd.	461	153,915
Hyundai Motor Co.	1,034	281,400
Hyundai Rotem Co. Ltd.	550	51,578
Kakao Corp.	2,347	61,568
KB Financial Group, Inc.	2,726	322,179
Kia Corp.	1,879	173,838
Korea Electric Power Corp.	1,976	48,232
Korea Zinc Co. Ltd.	90	63,064
Krafton, Inc.	227	38,691
KT&G Corp.	767	96,352
LG Chem Ltd.	355	64,242
LG Corp.	691	49,001
LG Electronics, Inc.	803	91,300
LG Energy Solution Ltd. (a)	325	74,770
Meritz Financial Group, Inc. (a)	582	50,619
NAVER Corp.	1,088	158,732
POSCO Future M Co. Ltd.	276	26,657
POSCO Holdings, Inc.	581	127,350
Samsung Biologics Co. Ltd. (a)(c)	96	99,993
Samsung C&T Corp.	646	159,268
Samsung Electronics Co. Ltd.	37,816	6,962,685
Samsung Fire & Marine Insurance Co. Ltd.	257	113,926
Samsung Heavy Industries Co. Ltd. (a)	5,545	83,037
Samsung Life Insurance Co. Ltd.	815	178,069
Samsung SDI Co. Ltd. (a)	473	131,711
Shinhan Financial Group Co. Ltd.	3,545	250,390
SK Hynix, Inc.	4,116	4,959,871
SK Innovation Co. Ltd. (a)	547	42,396
SK Square Co. Ltd.	684	497,995
Woori Financial Group, Inc.	5,192	122,362
		16,677,801

Spain - 2.9%
Aena SME SA (c)	5,648	173,767
Amadeus IT Holding SA	3,446	211,960

Banco Bilbao Vizcaya Argentaria SA	43,537	1,214,953
Banco Santander SA	113,399	1,610,776
CaixaBank SA	28,969	419,741
Iberdrola SA	48,841	1,163,029
Industria de Diseno Textil SA	8,570	557,768
		5,351,994

Sweden - 2.8%
Alfa Laval AB	2,224	131,634
Assa Abloy AB - Class B	7,620	282,563
Atlas Copco AB - Class A	19,203	405,549
Atlas Copco AB - Class B	11,995	221,516
Epiroc AB	4,810	123,303
Epiroc AB - Class B (a)	3,002	65,764
EQT AB	2,847	96,782
Essity AB - Class B	4,535	132,018
Evolution AB (a)(c)	1,116	85,345
H & M Hennes & Mauritz AB - Class B	3,686	67,432
Hexagon AB - Class B	16,151	158,793
Industrivarden AB - Class A	1,038	59,846
Industrivarden AB - Class C	1,332	76,181
Investment AB Latour - Class B	1,096	23,089
Investor AB (a)	13,929	601,208
L E Lundbergforetagen AB - Class B	563	33,790
Saab AB	2,415	151,638
Sandvik AB	8,195	306,381
Skandinaviska Enskilda Banken AB - Class A	11,631	272,752
Skandinaviska Enskilda Banken AB - Class C	156	3,719
Spotify Technology SA (a)	1,197	598,428
Svenska Handelsbanken AB - Class A	11,954	182,846
Svenska Handelsbanken AB - Class B	274	6,699
Swedbank AB - Class A	6,959	278,442
Telefonaktiebolaget LM Ericsson - Class B	22,457	221,264
Volvo AB - Class A	1,471	56,416
Volvo AB - Class B	12,295	470,382
		5,113,780

Switzerland - 7.4%
ABB Ltd.	11,794	1,160,070
Alcon AG	3,769	258,182
Cie Financiere Richemont SA	4,140	977,582
Givaudan SA	64	255,699
Glencore PLC	72,668	531,803
Holcim AG	3,886	352,526
Lonza Group AG	541	376,214
Nestle SA	19,840	1,988,049
Novartis AG	14,102	2,208,316
Roche Holding AG	218	96,697
Roche Holding AG	5,410	2,366,227
Schindler Holding AG	312	98,256
Schindler Holding AG	162	49,595
Sika AG	1,211	272,398
STMicroelectronics NV	4,973	261,957
Swiss Re AG	2,301	383,808
UBS Group AG	22,975	1,209,211
Zurich Insurance Group AG	1,182	900,335
		13,746,925

United Kingdom - 11.0%

3i Group PLC	7,783	300,419
Anglo American PLC	9,006	453,112
ARM Holdings PLC - ADR (a)(d)	1,062	254,551
AstraZeneca PLC	11,943	2,033,262
BAE Systems PLC	23,173	653,983
Barclays PLC	105,341	722,216
BP PLC	120,314	895,893
British American Tobacco PLC	15,239	938,600
Coca-Cola Europacific Partners PLC	1,604	175,574
Compass Group PLC	13,098	415,337
Diageo PLC	17,189	378,655
GSK PLC	31,303	814,870
Haleon PLC	67,208	329,074
HSBC Holdings PLC	132,320	2,810,538
Imperial Brands PLC	5,688	216,564
Lloyds Banking Group PLC	450,623	696,602
London Stock Exchange Group PLC	3,391	383,806
National Grid PLC	38,325	614,663
NatWest Group PLC	61,561	585,592
Reckitt Benckiser Group PLC	4,916	347,171
RELX PLC	13,773	483,924
Rio Tinto PLC	8,215	794,286
Rolls-Royce Holdings PLC	64,282	1,271,640
Shell PLC	43,114	1,966,040
Standard Chartered PLC	14,103	415,879
Tesco PLC	48,771	321,753
Unilever PLC	16,783	1,072,829
Verisure PLC (a)	1,749	21,721
		20,368,554

United States - 0.2%
Brookfield Asset Management Ltd. - Class A	2,883	139,456
JFrog Ltd. (a)	794	63,353
Restaurant Brands International, Inc.	2,632	194,661
		397,470
TOTAL COMMON STOCKS (Cost $139,038,222)		183,144,478

PREFERRED STOCKS - 0.6%	Shares	Value
Germany - 0.1%
Dr Ing hc F Porsche AG, 0.00%	841	41,158
Volkswagen AG, 0.00%	1,555	133,876
		175,034

South Korea - 0.5%
Hyundai Motor Co.	–	$–
0.00%	271	38,207
0.00%	166	23,240
0.00%	19	2,527
LG Chem Ltd., 0.00%	61	5,074
LG Corp., 0.00%	24	1,093
LG Electronics, Inc., 0.00%	133	5,513
Samsung C&T Corp., 0.00%	12	1,776
Samsung Electronics Co. Ltd., 0.00%	6,146	823,375
Samsung Fire & Marine Insurance Co. Ltd., 0.00%	21	5,641
Samsung SDI Co. Ltd., 0.00% (a)	12	1,460
		907,906
TOTAL PREFERRED STOCKS (Cost $477,939)		1,082,940

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares		Value
Australia - 0.2%
Goodman Group	15,530		325,317
Scentre Group	40,076		110,542
			435,859

Singapore - 0.1%
CapitaLand Integrated Commercial Trust	44,422		86,250
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $488,676)			522,109

WARRANTS - 0.0% (b)	Contracts		Value
Canada - 0.0% (b)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $11.50 (a)(e)	162		0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	589,041		589,041
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $589,041)			589,041

TOTAL INVESTMENTS - 100.3% (Cost $140,593,878)			185,338,568
Liabilities in Excess of Other Assets - (0.3)%		2.65656	(635,411)
TOTAL NET ASSETS - 100.0%			$ 184,703,157

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $707,876 or 0.4% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $569,871.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® International ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 183,144,478	$ –	$ –	$ 183,144,478
Preferred Stocks	1,082,940	–	–	1,082,940
Real Estate Investment Trusts	522,109	–	–	522,109
Warrants	–	–	0	0
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	589,041
Total Investments	$ 184,749,527	$ –	$ 0	$ 185,338,568

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2026	$ 0
Ending balance as of July 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 0
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Warrants	$ 0	US Line	Delisting	$ –
$ 0